Derivative Financial Instruments - Summary of Maturity Dates of Net-settled Derivative Financial Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	£ 172	£ 349
Liabilities Outflow	93	104
Interest Rate Swaps | Within 12 months
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	44	102
Liabilities Outflow	18	29
Interest Rate Swaps | Between One and Two Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	34	71
Liabilities Outflow	5	15
Interest Rate Swaps | Between Two and Three Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	28	64
Liabilities Outflow	6	14
Interest Rate Swaps | Between Three and Four Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	26	46
Liabilities Outflow	6	13
Interest Rate Swaps | Between Four and Five Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	12	26
Liabilities Outflow	7	11
Interest Rate Swaps | Beyond Five Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	28	40
Liabilities Outflow	£ 51	£ 22